Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 2,364	$ 6,417,339
Due from subsidiaries	1,569,000
Advances to suppliers and other	5,000,000	4,201,354
Investment in subsidiaries	13,813,334	8,887,459
Total assets	20,384,698	19,506,152
LIABILITIES	182,611	162,101
COMMITMENTS AND CONTINGENCIES
Additional paid-in capital	10,645,122	10,645,122
Retained earnings	10,300,385	9,081,671
Accumulated other comprehensive (loss) gain	(744,619)	(383,942)
Total shareholders’ equity	20,202,087	19,344,051
Total liabilities and shareholders’ equity	20,384,698	19,506,152
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Class shares	1,100	1,100
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Class shares	$ 100	$ 100